Stock Compensation Plans (Tables)	12 Months Ended
Aug. 31, 2011
Stock Compensation Plans [Abstract]
Stock Option Plans
A summary of information relative to the Company’s stock option plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2010	49,107,203	34.75	6.03	$16
Granted	9,015,933	28.93
Exercised	(4,349,340)	33.74
Expired/Forfeited	(4,739,950)	35.44
Outstanding at August 31, 2011	49,033,846	33.70	6.04	193
Vested or expected to vest at August 31, 2011	28,919,936	29.89	7.75	164
Exercisable at August 31, 2011	19,154,555	39.63	3.32	$24

Restricted Stock Awards and Stock Unit Plan
A summary of information relative to the Company’s restricted stock awards follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at August 31, 2010	96,710	$37.53
Granted	-	-
Forfeited	(111)	36.43
Vested	(48,553)	38.92
Nonvested at August 31, 2011	48,046	$36.13

A summary of information relative to the Company’s restricted stock unit plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2010	1,148,164	$34.40
Granted	1,005,255	33.13
Dividends	37,510	38.16
Forfeited	(191,137)	33.31
Vested	(88,555)	32.76
Outstanding at August 31, 2011	1,911,237	$33.94

Assumptions Used to Determined Fair Value of Each Option Grant Using the Black-Scholes Option Pricing Model
The fair value of each option grant was determined using the Black-Scholes option pricing model with weighted-average assumptions used in fiscal 2011, 2010 and 2009:

	2011	2010	2009
Risk-free interest rate (1)	2.12%	3.14%	3.47%
Average life of option (years) (2)	7.2	7.3	6.8
Volatility (3)	28.08%	28.01%	34.00%
Dividend yield (4)	1.94%	1.91%	2.30%
Weighted-average grant-date fair value
Granted at market price	$8.12	$9.80	$9.14

Summary information relative to the Performance Share Plan
A summary of information relative to the Company’s performance share plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2010	996,621	$35.02
Granted	840,101	28.30
Forfeited	(17,054)	29.21
Vested	-	-
Outstanding at August 31, 2011	1,819,668	$31.83